Investment in Joint Venture	6 Months Ended
Dec. 31, 2025
Investment in Joint Venture [Abstract]
INVESTMENT IN JOINT VENTURE
8.	INVESTMENT IN JOINT VENTURE

	31 December 2025 $ (Unaudited)	30 June 2025 $ (Audited)
Shares in Tanbreez Mining Greenland A/S	114,046,056	107,856,418
Investment in joint venture accounted for using the equity method	114,046,056	107,856,418

a)	Movements in the carrying amount of the investment in joint venture

	31 December 2025 $ (Unaudited)	30 June 2025 $ (Audited)
Balance at beginning of period	107,856,418	5,000,000
Purchase of unlisted investments (i)	-	96,850,000
Cash investments	5,000,000	2,060,000
Invoices paid by the Company on behalf of the joint venture	1,154,542	3,244,440
Share of profits of joint venture recognised during the period	35,096	701,978
Investment in joint venture accounted for using the equity method	114,046,056	107,856,418

(i)	On June 5, 2024, CRML entered into a heads of agreement to acquire 92.5% of the issued capital of Rimbal Pty Ltd (Vendor) which is the registered holder of 92.5% of the issued capital of Tanbreez Mining Greenland A/S (Tanbreez) which holds the only exploitation permit for rare earths in Greenland (HOA). The HOA was comprised of the following stages:

1.	Initial Investment of US$5,000,000 to acquire a 5.55% equity interest in Tanbreez

2.	Stage 1 interest – Issue of US$90,000,000 of shares in CRML subject to holding lock until February 28, 2025 to acquire a 36.45% equity interest in Tanbreez

3.	Stage 2 interest – Issue of US$116,000,000 of shares in CRML equal to 95% of the closing price of CRML shares on the date upon which CRML meets a minimum of US$10 million on the permit within 2 years to acquire a 50.50% equity interest in Tanbreez

On September 29, 2025, the Company entered into Amendment No. 1 to the Amended and Restated Heads of Agreement (the HoA Amendment) with Rimbal. The HoA Amendment, among other things, (i) removes the Company’s obligation to invest $10 million in Tanbreez to increase its ownership stake in Tanbreez to 92.5% and (ii) upon approval from the Greenlandic Mineral Resources Authority of Rimbal’s transfer of Tanbreez to the Company, obligates the Company to increase its ownership in Tanbreez from 42% to 92.5% in exchange for the issuance of14,500,000 ordinary shares, par value $0.001 per share, of the Company (Ordinary Shares) to Rimbal. The remaining 7.5% ownership interest in Tanbreez is currently held by the Company’s largest shareholder, European Lithium Limited. The transaction remains subject to Greenland governmental approval.

Under the terms of the HOA, CRML has the right to appoint two directors to the board of Tanbreez. On July 2, 2024, Tony Sage was appointed as CRML’s representative on the Board of Tanbreez.

The Vendor is a company controlled by geologist Gregory Barnes. Under the terms of the HOA, at completion of Stage 1 Interest, Gregory Barnes was appointed Strategic advisor to the board of CRML.

During the half year ended 31 December 2025, the following equity transactions occurred:

◾	On July 9, 2025 Tanbreez issued 100 ordinary shares to CRML, converting the $2,000,000 funding advanced from CRML on June 12, 2025 to share capital.

◾	On July 30, 2025 Tanbreez issued 100 ordinary shares to CRML, converting the $1,000,000 funding advanced from CRML to share capital.

◾	On September 4, 2025 Tanbreez issued 100 ordinary shares to CRML, converting the $1,000,000 funding advanced from CRML to share capital.

◾	On October 28, 2025 Tanbreez issued 100 ordinary shares to CRML, converting the $3,000,000 funding advanced from CRML to share capital.

As at 31 December 2025, Rimbal held a 50.496% in Tanbreez, CRML held a 42.005% interest in Tanbreez and European Lithium Ltd held a 7.499% interest in Tanbreez. As at 31 December 2025, consistent accounting policies have been applied in respect to the accounting of Tanbreez by the Group.